Redeemable non-controlling interest - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 20, 2020	Dec. 31, 2020
Redeemable Noncontrolling Interest [Line Items]
Business combination acquisition of redeemable non controlling interest		$ 2,655
Temporary equity accretion to redemption value		78
Koin Administradora De Cartoes E Meios De Pagamentos SA [Member]
Redeemable Noncontrolling Interest [Line Items]
Business combination percentage of voting rights acquired	84.00%
Business combination acquisition of redeemable non controlling interest	$ 2,655
Business acquisition redeemable non controlling interest percentage retained	16.00%
Temporary equity accretion to redemption value		$ 78
Koin Administradora De Cartoes E Meios De Pagamentos SA [Member] | Put Option [Member]
Redeemable Noncontrolling Interest [Line Items]
Business combination consideration payable to redeemable non controlling interest	$ 2,880